Summary of Major Accounting Policies (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Summary of Major Accounting Policies [Abstract]
Number of drugstores and other locations (in stores)	8,385
Number of states that have store locations	50
Prescription sales as a percentage of total sales (in hundredths)	63.20%	64.70%	65.20%
Credit and debit card receivables	$ 88,000,000	$ 83,000,000
Money market funds	820,000,000	1,239,000,000
Outstanding checks in excess of funds on deposit at certain banks	256,000,000	229,000,000
Restricted cash		191,000,000
Outstanding letters of credit that guarantee foreign trade purchases	157,000,000	143,000,000
Outstanding letters of credit that guarantee payments of insurance claims	38,000,000	40,000,000
Outstanding letters of credit that guarantee performance of construction contracts	229,000,000	13,000,000
Real estate development purchase commitments	206,000,000	240,000,000
Value of debt converted from fixed to variable rate	1,800,000,000.0
Number of forward starting interest rate swap held	3
Long-term financing in connection with the Alliance Boots transaction for which fixed rate were locked in	1,000,000,000.0
Inventory increase in carrying amount if valued on FIFO basis	1,897,000,000	1,587,000,000
LIFO liquidation	268,000,000
Property, Plant and Equipment [Line Items]
Property and equipment	17,160,000,000	15,834,000,000
Less: accumulated depreciation and amortization	5,122,000,000	4,308,000,000
Property and equipment, net	12,038,000,000	11,526,000,000
Depreciation expense for property and equipment	841,000,000	809,000,000	804,000,000
Internally developed software amortization	70,000,000	58,000,000	44,000,000
Unamortized capitalized software costs	292,000,000	230,000,000
Impairment charges included in selling, general and administrative expenses	27,000,000	44,000,000	17,000,000
Reserve for store closings	117,000,000	145,000,000	151,000,000
Net advertising expenses	291,000,000	271,000,000	271,000,000
Vendor advertising allowances	239,000,000	218,000,000	197,000,000
Total stock-based compensation expense	99,000,000	135,000,000	84,000,000
Recognized tax benefit, stock-based compensation	9,000,000	49,000,000	29,000,000
Unrecognized compensation cost related to non-vested awards	115,000,000
Share-based compensation cost not yet recognized, period for recognition (in years)	3 years
Outstanding options to purchase common shares excluded from earnings per share calculations (in shares)	32,593,870	16,869,061	30,661,551
Capitalized interest as a part of significant construction projects	9,000,000	10,000,000	12,000,000
Interest paid, net of capitalized interest	108,000,000	89,000,000	89,000,000
Land and Land Improvements [Member] | Owned Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,189,000,000	3,209,000,000
Land and Land Improvements [Member] | Distribution Centers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	96,000,000	96,000,000
Land and Land Improvements [Member] | Other Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	232,000,000	240,000,000
Building and Building Improvements [Member] | Owned Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,684,000,000	3,651,000,000
Building and Building Improvements [Member] | Distribution Centers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	608,000,000	596,000,000
Building and Building Improvements [Member] | Other Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	525,000,000	372,000,000
Building and Building Improvements [Member] | Leased Location (Leasehold Improvement) [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,518,000,000	1,235,000,000
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range (in years)	10
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range (in years)	39
Equipment [Member] | Owned Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	4,995,000,000	4,468,000,000
Equipment [Member] | Distribution Centers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,158,000,000	1,098,000,000
Equipment [Member] | Other Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	586,000,000	423,000,000
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range (in years)	2
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range (in years)	13
Capitalized System Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	420,000,000	328,000,000
Capital Lease Properties [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 149,000,000	$ 118,000,000